Structured Entities - Summary of Carrying Amount and Fair Value (Detail) - Consolidated structured entities [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	$ 14,201	$ 13,117
Associated liabilities	10,376	9,274
Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	14,176	13,085
Associated liabilities	10,177	9,072
Credit cards [Member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	9,506	8,223
Credit cards [Member] | Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	9,506	8,223
Consumer installment and other personal [member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	4,695	4,769
Consumer installment and other personal [member] | Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	4,670	4,738
Business And Government [member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	0	125
Business And Government [member] | Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	$ 0	$ 124